Schedule of purchase of goods (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Purchase of goods	$ 4,757,080	$ 11,505,167	$ 14,427,502
YMA DG [member]
IfrsStatementLineItems [Line Items]
Total Purchase of goods	4,757,080	11,505,167	10,438,247
Forwell [member]
IfrsStatementLineItems [Line Items]
Total Purchase of goods			$ 3,989,255